Goodwill and Identifiable Intangible Assets (Details 2) (USD $)	Sep. 30, 2013	Dec. 31, 2012
2014	$ 366,500	$ 366,500
2015	366,500	366,500
2016	366,500	366,500
2017	366,500	366,500
2018	366,500	366,500
Thereafter	$ 2,718,600	$ 2,718,600